Derivatives - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) swap	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Carrying value of collateral received to support purchased call options	$ 103,000,000	$ 389,000,000
Not designated as hedging instrument | Annuity benefits | Fixed-indexed and variable-indexed annuities (embedded derivative)
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions	$ (44,000,000)	(25,000,000)	$ (17,000,000)
Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps designated and qualifying as a cash flow hedges | swap	16
Notional amount of derivative instrument outstanding	$ 2,350,000,000.00	1,580,000,000.00
Number of interest rate swaps entered into during the period | swap	6
Gain (loss) reclassified from AOCI into net investment income	$ (3,000,000)	6,000,000	7,000,000
Gain (loss) on cash flow hedge ineffectiveness recorded in Net Earnings	0	0	$ 0
Collateral receivable supporting interest rate swaps	135,000,000	70,000,000
New interest rate swaps entered into during the period | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument outstanding	911,000,000
Other assets — derivatives | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	16,000,000
Other assets — derivatives | Maximum | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value		1,000,000
Other liabilities | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value	$ (46,000,000)	$ (31,000,000)